Derivative Liabilities - Schedule of Changes in the Derivative Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Changes in the Derivative Liabilities [Line Items]
Derivative liabilities beginning balance		$ 7,836,521
Addition	1,329,072
Changes in fair value	338,966	6,370,621
Extinguishment		1,465,900
Derivative liabilities ending balance	1,668,038
Level 1 [Member]
Schedule of Changes in the Derivative Liabilities [Line Items]
Derivative liabilities beginning balance
Addition
Changes in fair value
Extinguishment
Derivative liabilities ending balance
Level 2 [Member]
Schedule of Changes in the Derivative Liabilities [Line Items]
Derivative liabilities beginning balance
Addition
Changes in fair value
Extinguishment
Derivative liabilities ending balance
Level 3 [Member]
Schedule of Changes in the Derivative Liabilities [Line Items]
Derivative liabilities beginning balance		7,836,521
Addition	1,329,072
Changes in fair value	338,966	6,370,621
Extinguishment		1,465,900
Derivative liabilities ending balance	$ 1,668,038